Inventories (Components of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Inventory [Line Items]
Finished goods	¥ 1,517,173	¥ 1,746,159
Raw materials	485,069	475,504
Work in process	315,139	324,921
Supplies and other	117,537	109,812
Total	¥ 2,434,918	¥ 2,656,396